Pensions and Other Postretirement Benefits (Defined Contribution and Other Plans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employer's contributions	$ 23	$ 22	$ 23